Document And Entity Information	May 31, 2024
Document Information [Line Items]
Entity, Registrant Name	TRULEUM, INC.
Document, Type	8-K
Document, Period End Date	May 31, 2024
Entity, Incorporation, State or Country Code	CO
Entity, File Number	000-555861
Entity, Tax Identification Number	90-1020566
Entity, Address, Address Line One	14143 Denver West Blvd.Ste.100
Entity, Address, City or Town	Golden
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80401
City Area Code	800
Local Phone Number	819-0604
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000855787